January 23, 2009




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:  Vanguard Bond Index Funds (the Trust) 485(a) Filing and
     461(a) Request for Acceleration of Effectiveness
     File No.  33-6001
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Commissioners:

We respectfully submit the enclosed as the 50th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on December 24, 2008, to add a new series, Total Bond Market II Index Fund, to the Trust. By separate letter dated January 23, 2008, the Trust and its distributor, Vanguard Marketing Corporation, request an accelerated effective date of Monday, January 26, 2009, pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purposes of this Post-Effective Amendment are to: (1) address comments of the Commission Staff, and (2) effect a number of non-material editorial changes. This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(a). Please note that Post-Effective Amendment No. 50 is otherwise identical to Post-Effective Amendment No. 49, which was filed on December 24, 2008.

We appreciate the Staff's assistance and thank you for your consideration. If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 610-503-2398.

Sincerely,

The Vanguard Group, Inc.



Barry A. Mendelson
Principal and Senior Counsel


Enclosures

cc: Christian Sandoe, Esq.
    Securities & Exchange Commission

                                   APPENDIX A
                                   461(a) Acceleration Request

January 23, 2009

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD BOND INDEX FUNDS (THE "TRUST")
     FILE NO. 33-6001
------------------------------------------------------------------------------

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Bond Index Funds (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 50th Post-Effective Amendment of the Trust's registration statement on Form N-1A be accelerated to Monday, January 26, 2009. We filed Post-Effective Amendment No. 50 today, January 23, 2009.

Post-Effective Amendment No. 50 (1) addresses comments of the Commission Staff concerning Post-Effective Amendment No. 49, which sought to add a new series, Vanguard Total Bond Market II Index Fund, to the Trust, and (2) effects a number of non-material editorial changes Post-Effective Amendment No. 49.

Please contact Barry Mendelson at (610) 503-2398 with any questions or comments.






  Sincerely,

  VANGUARD BOND INDEX FUNDS

  /s/ F. William McNabb by Heidi Stam
  ----------------------------------

  Name: F. William McNabb III (Heidi Stam)*
  Title: Chief Executive Officer and President

  VANGUARD MARKETING CORPORATION, Distributor

   /s/ Michael Kimmel
  ----------------------------------
  Name: Michael Kimmel
  Title: Secretary

  *By Power of Attorney filed herewith.

  cc: Christian Sandoe, Esq.
      U.S. Securities and Exchange Commission


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